Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 597,737	¥ 656,663
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		134,778	(179,783)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		209,185	251,060
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		341,589	482,233
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	27,400	42,152
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (115,214)	¥ 61,001

[1]	Amounts include the net gains (losses) of ¥172 million and ¥(365) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2022 and 2023, respectively.